Organization and Nature of Operations - Schedule of Financial Information of the Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 75,446	$ 27,083
Accounts receivable, net	24,867	30,952
Prepayments and other current assets	14,590	22,593
Restricted cash	200	3,745
Contract assets	123	1,099
Total current assets	260,100	328,050
Non-current assets:
Property and equipment, net	88,186	49,166
Long-term investments	29,182	40,710		$ 7,300
Operating lease right-of-use assets	2,145	3,866
Intangible assets	96	611
Other non-current assets	19,798	18,956
Total non-current assets	460,999	371,604
Total assets	721,099	699,654
Current liabilities:
Accounts payable	9,638	12,965
Advances from customers	7,906	8,738
Taxes payable	696	2,210
Total current liabilities	56,785	58,335
Non-current liabilities:
Long term payable	3	1
Long-term operating lease liabilities	399	1,922
Deferred tax liabilities	12	92
Total non-current liabilities	101,466	68,658
Total liabilities	158,251	126,993
Income Statement [Abstract]
Third-party revenues	141,057	133,256	$ 141,538
Net loss	9,528	(42,727)	(87,219)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents used in operating activities	27,233	(14,129)	(13,611)
Net cash and cash equivalents provided by (used in) investing activities	$ 13,314	(38,049)	56,643
VIE
Current assets:
Cash and cash equivalents		3,806
Accounts receivable, net		16,075
Prepayments and other current assets		1,668
Restricted cash		37
Contract assets		66
Total current assets		27,185
Non-current assets:
Property and equipment, net		226
Long-term investments		6,956
Other non-current assets		1,794
Total non-current assets		8,976
Total assets		36,161
Current liabilities:
Accounts payable		6,402
Advances from customers		5,694
Taxes payable		68
Accrued expenses and other current liabilities		2,087
Total current liabilities		36,160
Non-current liabilities:
Long term payable		1
Total non-current liabilities		1
Total liabilities		36,161
Income Statement [Abstract]
Third-party revenues		59,504	80,267
Net loss		1,019	(2,184)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents used in operating activities		(4,339)	(3,865)
Net cash and cash equivalents provided by (used in) investing activities		(177)	$ 10,089
VIE | Related Parties
Current assets:
Amounts due from related parties		5,533
Current liabilities:
Amounts due to related parties		$ 21,909